Share-Based Compensation - Omnibus Incentive Compensation Plan (Details)							12 Months Ended
	Apr. 02, 2018 USD ($) EquityInstruments	Apr. 03, 2017 USD ($) EquityInstruments	Apr. 01, 2016 USD ($) EquityInstruments	Apr. 01, 2015 USD ($) EquityInstruments	Apr. 01, 2014 USD ($) EquityInstruments	May 17, 2013 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments $ / shares	Dec. 31, 2017 USD ($) EquityInstruments
RSUs
Share-Based Compensation
Vesting period	3 years	3 years	3 years	3 years	3 years	3 years
Number of awards granted | EquityInstruments	149,786	144,142	212,837	88,492	76,251	64,792	149,786	144,142
Fair value at grant date	$ 16.30	$ 15.55	$ 9.28	$ 19.48	$ 22.58	$ 11.95
SARs
Share-Based Compensation
Vesting period	3 years	3 years	3 years	3 years	3 years	3 years
Awards that vest on each anniversary (as a percent)	33.00%	33.00%	33.00%	33.00%	33.00%	33.00%
Number of awards granted | EquityInstruments	416,458	448,045	848,981	305,859	286,746	325,943	416,458	448,045
Exercise price	$ 15.90	$ 15.15	$ 8.88	$ 19.08	$ 23.60	$ 12.86	$ 15.90	$ 15.55
Fair value at grant date	$ 5.3000	$ 5.0021	$ 2.3263	$ 5.6352	$ 6.0035	$ 2.3753
Decrease in exercise price to reflect effect from distribution of special dividend | $ / shares							$ 0.40